Supplementary cash flow information - Interest and Income Taxes Paid and Received (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Cash Flow Statement [Abstract]
Interest paid	$ 102,108	$ 81,998
Interest received	3,080	1,536
Income taxes paid	$ 386,953	$ 261,952